Related parties - Balances recognized in assets and liabilities and amounts transacted during the period (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of Transactions Between Related Parties [Line Items]
Assets	R$ 78,273		R$ 50,321
Liabilities	(5,810)		(620,602)
Financial result, net	47
Sales (purchases), net	84,979	R$ 108,105
Trade accounts receivable
Disclosure of Transactions Between Related Parties [Line Items]
Assets	74,292		45,650
Other assets
Disclosure of Transactions Between Related Parties [Line Items]
Assets	3,981		4,671
Trade accounts payable
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities	(5,810)		(1,023)
Dividends and interests on own capital payable
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities			(619,579)
Transactions with majority shareholders
Disclosure of Transactions Between Related Parties [Line Items]
Assets	6		24
Liabilities			(619,579)
Sales (purchases), net	22	22
Suzano Holding S.A.
Disclosure of Transactions Between Related Parties [Line Items]
Assets	6		24
Liabilities			(363,520)
Sales (purchases), net	22	22
Controller
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities			(193,883)
Managements and related persons
Disclosure of Transactions Between Related Parties [Line Items]
Assets
Liabilities			(31,748)
Sales (purchases), net
Alden Fundo de Investimento em Ações
Disclosure of Transactions Between Related Parties [Line Items]
Liabilities			(30,428)
Transactions with companies of the Suzano Group and other related parties
Disclosure of Transactions Between Related Parties [Line Items]
Assets	78,267		50,297
Liabilities	(5,810)		(1,023)
Financial result, net	47
Sales (purchases), net	84,957	108,083
Management
Disclosure of Transactions Between Related Parties [Line Items]
Assets	91		61
Sales (purchases), net	290	(810)
Bexma Participacoes Ltda.
Disclosure of Transactions Between Related Parties [Line Items]
Assets
Sales (purchases), net	3	4
Naman Capital Ltda
Disclosure of Transactions Between Related Parties [Line Items]
Assets	2
Sales (purchases), net	4	3
Civelec Participações Ltda
Disclosure of Transactions Between Related Parties [Line Items]
Assets	3,860		4,575
Financial result, net	28
Sales (purchases), net		4,825
Fundacao Arymax
Disclosure of Transactions Between Related Parties [Line Items]
Assets	2
Sales (purchases), net	3	1
Ibema Companhia Brasileira de Papel
Disclosure of Transactions Between Related Parties [Line Items]
Assets	73,977		45,659
Liabilities	(5,802)		(1,023)
Sales (purchases), net	87,768	108,105
Instituto Ecofuturo - Futuro Para o Desenvolvimento Sustentavel
Disclosure of Transactions Between Related Parties [Line Items]
Assets	1		2
Liabilities	(8)
Sales (purchases), net	(2,837)	(3,959)
IPFL Holding S.A
Disclosure of Transactions Between Related Parties [Line Items]
Assets
Sales (purchases), net	2	2
Mabex Representacoes e Participacoes Ltda.
Disclosure of Transactions Between Related Parties [Line Items]
Sales (purchases), net	(629)
Nemonorte Imoveis e Participacoes Ltda.
Disclosure of Transactions Between Related Parties [Line Items]
Sales (purchases), net	(74)	R$ (88)
Woodspin Oy
Disclosure of Transactions Between Related Parties [Line Items]
Assets	334
Financial result, net	19
Sales (purchases), net	R$ 427